Revenues, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
REVENUES:
Time charter revenue	$ 119,016	$ 133,605
Ballast bonus	9,499	5,445
Other income	2,189	1,373
Total	$ 130,704	$ 140,423